UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23493

 NAME OF REGISTRANT:                     Cohen & Steers Tax-Advantaged
                                         Preferred Securities and
                                         Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York , NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dana A. DeVivo
                                         280 Park Avenue
                                         10th Floor
                                         New York , NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


Cohen & Steers Tax-Advantaged Preferred Securities and Income Fund
--------------------------------------------------------------------------------------------------------------------------
 FIFTH THIRD BANCORP                                                                         Agenda Number:  935773398
--------------------------------------------------------------------------------------------------------------------------
        Security:  316773886
    Meeting Type:  Annual
    Meeting Date:  18-Apr-2023
          Ticker:  FITBP
            ISIN:  US3167738869
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: Nicholas K. Akins

1b.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: B. Evan Bayh, III

1c.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: Jorge L. Benitez

1d.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: Katherine B. Blackburn

1e.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: Emerson L. Brumback

1f.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: Linda W. Clement-Holmes

1g.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: C. Bryan Daniels

1h.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: Mitchell S. Feiger

1i.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: Thomas H. Harvey

1j.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: Gary R. Heminger

1k.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: Eileen A. Mallesch

1l.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: Michael B. McCallister

1m.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: Timothy N. Spence

1n.    Election of Director to serve until 2024                  Mgmt          For                            For
       Annual Meeting: Marsha C. Williams

2.     Ratification of the appointment of Deloitte               Mgmt          For                            For
       & Touche LLP to serve as the independent
       external audit firm for the Company for the
       year 2023.

3.     An advisory vote on approval of Company's                 Mgmt          For                            For
       compensation of its named executive
       officers.




--------------------------------------------------------------------------------------------------------------------------
 LINCOLN NATIONAL CORPORATION                                                                Agenda Number:  935794417
--------------------------------------------------------------------------------------------------------------------------
        Security:  534187885
    Meeting Type:  Annual
    Meeting Date:  25-May-2023
          Ticker:  LNCPRD
            ISIN:  US5341878859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       Deirdre P. Connelly

1b.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Ellen
       G. Cooper

1c.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       William H. Cunningham

1d.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       Reginald E. Davis

1e.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Eric
       G. Johnson

1f.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Gary
       C. Kelly

1g.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: M.
       Leanne Lachman

1h.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Dale
       LeFebvre

1i.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Janet
       Liang

1j.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       Michael F. Mee

1k.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Lynn
       M. Utter

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as the independent
       registered public accounting firm for 2023.

3.     The approval of an advisory resolution on                 Mgmt          For                            For
       the compensation of our named executive
       officers.

4.     Respond to an advisory proposal regarding                 Mgmt          1 Year                         For
       the frequency (every one, two or three
       years) of future advisory resolutions on
       the compensation of our named executive
       officers.

5.     The approval of an amendment to the Lincoln               Mgmt          Against                        Against
       National Corporation 2020 Incentive
       Compensation Plan.

6.     Shareholder proposal to amend our governing               Shr           For                            Against
       documents to provide an independent chair
       of the board.

7.     Shareholder proposal to require shareholder               Shr           Against                        For
       ratification of executive termination pay.




--------------------------------------------------------------------------------------------------------------------------
 LINCOLN NATIONAL CORPORATION                                                                Agenda Number:  935794417
--------------------------------------------------------------------------------------------------------------------------
        Security:  534187BR9
    Meeting Type:  Annual
    Meeting Date:  25-May-2023
          Ticker:
            ISIN:  US534187BR92
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       Deirdre P. Connelly

1b.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Ellen
       G. Cooper

1c.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       William H. Cunningham

1d.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       Reginald E. Davis

1e.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Eric
       G. Johnson

1f.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Gary
       C. Kelly

1g.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: M.
       Leanne Lachman

1h.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Dale
       LeFebvre

1i.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Janet
       Liang

1j.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting:
       Michael F. Mee

1k.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2024 Annual Meeting: Lynn
       M. Utter

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as the independent
       registered public accounting firm for 2023.

3.     The approval of an advisory resolution on                 Mgmt          For                            For
       the compensation of our named executive
       officers.

4.     Respond to an advisory proposal regarding                 Mgmt          1 Year                         For
       the frequency (every one, two or three
       years) of future advisory resolutions on
       the compensation of our named executive
       officers.

5.     The approval of an amendment to the Lincoln               Mgmt          Against                        Against
       National Corporation 2020 Incentive
       Compensation Plan.

6.     Shareholder proposal to amend our governing               Shr           For                            Against
       documents to provide an independent chair
       of the board.

7.     Shareholder proposal to require shareholder               Shr           Against                        For
       ratification of executive termination pay.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         C&S Tax-Advantaged Preferred Securities and Income Fund
By (Signature)       /s/ Dana A. DeVivo
Name                 Dana A. DeVivo
Title                Secretary and Chief Legal Officer
Date                 08/16/2023